Goodwill and Purchased Intangibles (Details Narrative 2) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Notes to Financial Statements
Amortization expense	$ 66,233	$ 31,957	$ 262,626	$ 526,998
Goodwill impairment			1,066,068	742,446
Intangible asset impairment expense	$ 2,890,801		$ 644,170	$ 145,396